FINANCIAL INSTRUMENTS - Risk Exposure (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Secured notes	$ 2,454,300
Flow-through share premium	12,426,322	$ 20,063,350	$ 22,729,196
Liabilities	19,076,473	27,213,612
Cash	53,884,809	$ 82,165,273	$ 100,484,576
Less than one year
Disclosure of detailed information about financial instruments [line items]
Spend for satisfy remaining flow-through obligations	45,500,423
Flow-through share premium	$ 12,426,322